UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:10/31/05

Item 1.  Schedule of Investments.

Jacobs & Company Mutual Fund
SCHEDULE OF INVESTMENTS
October 31, 2005 (Unaudited)

Shares	COMMON STOCKS- 62.06%	Market Value

	Aerospace/Defense - 7.24%
3,000	Honeywell International, Inc.	$ 102,600
5,300	United Technologies Corp.	271,784
		374,384
	Capital Markets - 2.10%
2,000	Morgan Stanley #	108,820

	Coal - 3.17%
2,000	ICG, Inc.*	27,300
5,000	National Coal Corp.*	35,000
2,000	Natural Resource Partners LP	101,720
		164,020
	Commercial Banks - 3.11%
2,000	North Fork Bancorp., Inc.	50,680
4,000	The South Financial Group, Inc.	110,280
		160,960
	E-Commerce - 0.89%
5,000	Emdeon Corp.*	46,000

	Energy Equipment & Services - 4.65%
7,900	KFX, Inc.*	115,103
2,000	Weatherford International Ltd.* + #	125,200
		240,303
	Food Products - 1.51%
2,575	Tootsie Roll Industries, Inc.	78,023

	Industrial Conglomerates - 4.92%
7,500	General Electric Co.	254,325

	Machinery - 5.09%
5,000	Caterpillar, Inc. #	262,950

	Mining - 5.22%
3,500	Arch Coal, Inc. #	269,745

	Multimedia - 1.21%
3,500	Time Warner, Inc.	62,405

	Oil & Gas - 13.59%
2,000	Cimarex Energy Co.*	78,520
5,000	Permian Basin Royalty Trust	79,400
5,000	Rowan Companies, Inc.	164,950
2,700	San Juan Basin Royalty Trust	112,320
12,000	The Williams Companies, Inc.	267,600
		702,790
	Pharmaceuticals - 1.77%
4,500	Schering-Plough Corp. #	91,530

	Semiconductor & Semiconductor Equipment - 4.34%
2,000	Cypress Semiconductor Corp.*	27,200
8,400	Intel Corp.	197,400
		224,600
	Telecommunications - 3.26%
2,000	Broadwing Corp.*	12,680
3,000	Consolidated Communications Holdings, Inc.	39,780
5,000	Lucent Technologies, Inc.*	14,250
8,000	Valor Communications Group, Inc.	101,840
		168,550

	TOTAL COMMON STOCKS (Cost $2,832,726)	3,209,405
Jacobs & Company Mutual Fund
SCHEDULE OF INVESTMENTS
October 31, 2005 (Unaudited) (Continued)

Principal		Market
Amount	U.S. GOVERNMENT AGENCY- 32.37%	Value

	Federal Home Loan Mortgage Company- 1.67%
$ 89,230	5.867%^, 03/15/2034	$ 86,386

	Government National Mortgage Association- 30.70%
467,820	6.50%, 03/15/2024	486,750
259,138	6.75%, 01/15/2028	271,125
490,736	7.00%, 06/15/2029	516,301
301,817	6.50%, 09/15/2032	313,346
		1,587,522

	TOTAL U.S. GOVERNMENT AGENCY (Cost $1,698,045)	1,673,908

	CORPORATE BONDS - 3.80%

	Chemicals - 3.80%
189,000	Lyondell Chemical Co., 10.875%, 05/01/2009	196,324

	TOTAL CORPORATE BONDS (Cost $196,205)	196,324

	CALL OPTIONS PURCHASED - 1.94%
Contracts	Underlying Security/Expiration Date/Exercise Price

50	Arch Coal, Inc.
	Expiration December 2005, Exercise Price $80.00	21,500
40	Boeing Co.
	Expiration November 2005, Exercise Price $65.00	5,200
20	ConocoPhillips
	Expiration December 2005, Exercise Price $60.00	14,000
20	Consol Energy, Inc.
	Expiration November 2005, Exercise Price $70.00	600
20	Consol Energy, Inc.
	Expiration December 2005, Exercise Price $65.00	4,700
80	International Business Machines Corp.
	Expiration November 2005, Exercise Price $85.00	2,400
40	Massey Energy Co.
	Expiration November 2005, Exercise Price $45.00	2,200
40	Oil Service Holders Trust
	Expiration December 2005, Exercise Price $120.00	18,000
40	Peabody Energy Corp.
	Expiration November 2005, Exercise Price $80.00	11,200
20	SPDR Consumer Discretionary
	Expiration November 2005, Exercise Price $32.00	800
20	SPDR Select Energy Sector
	Expiration December 2005, Exercise Price $48.00	5,600
40	Semiconductor Holders Trust
	Expiration November 2005, Exercise Price $32.50	6,400
80	Weatherford International Ltd.
	Expiration November 2005, Exercise Price $65.00	7,600

	TOTAL CALL OPTIONS PURCHASED (Cost $147,680)	100,200

Jacobs & Company Mutual Fund
SCHEDULE OF INVESTMENTS
October 31, 2005 (Unaudited) (Continued)

	PUT OPTIONS PURCHASED - 1.23%
Contracts	Underlying Security/Expiration Date/Exercise Price	Market Value

	Dow Jones Industrial Average
70	Expiration November 2005, Exercise Price $102.00	$ 3,850
500	Expiration December 2005, Exercise Price $103.00	60,000

	TOTAL PUT OPTIONS PURCHASED (Cost $116,069)	63,850

	Total Investments in Securities (Cost $4,990,725)- 101.40%	5,243,687
	Call Options Written- (1.27)%	(65,400)
	Other Assets Less Liabilities- (0.13)%	(6,883)
	Net Assets- 100.00%	$ 5,171,404

* Non-income producing security.
+ U.S. traded security of a foreign issuer.
# Security is subject to written call option.
^ Variable rate security.

SCHEDULE OF CALL OPTIONS WRITTEN
October 31, 2005 (Unaudited)
Contracts	Underlying Security/Expiration Date/Exercise Price	Market Value

20	Arch Coal, Inc.
	Expiration January 2006, Exercise Price $80.00	$ 11,400
15	Arch Coal, Inc.
	Expiration January 2006, Exercise Price $75.00	12,750
50	Caterpillar, Inc.
	Expiration January 2006, Exercise Price $52.50	16,000
20	Morgan Stanley
	Expiration January 2006, Exercise Price $50.00	11,000
45	Schering-Plough Corp.
	Expiration Feburary 2006, Exercise Price $20.00	8,550
20	Weatherford International Ltd.
	Expiration January 2006, Exercise Price $65.00	5,700

	Total Call Options Written (Proceeds $45,578)	$ 65,400

Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.  Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees.  Short-term investments are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Michael J. Wagner

       Michael J. Wagner, President

Date

12/30/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Michael J. Wagner

        Michael J. Wagner, President

Date

12/30/05

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, Treasurer

Date

12/30/05